Shareholders’ equity - Narrative (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 shares	Dec. 31, 2025 CHF (SFr) vote SFr / shares shares	Dec. 31, 2024 CHF (SFr) shares	Dec. 31, 2023 CHF (SFr) shares	Feb. 11, 2025 CHF (SFr)	Dec. 31, 2022 CHF (SFr) shares
Disclosure of classes of share capital [line items]
Equity		SFr 80,334,000	SFr 141,637,000	SFr 176,429,000		SFr 235,166,000
Number of shares outstanding (in shares) | shares		40,374,641	40,363,095	36,354,297		36,044,706
Par value per share (in CHF per share) | SFr / shares		SFr 0.10
Nominal value of treasury shares			SFr 350,000
Transaction costs related to issuance of treasury shares			631,336
Number of treasury shares withheld to cover social security and tax liabilities (in shares) | shares		95,630
PSU, RSU and options
Disclosure of classes of share capital [line items]
Decrease in authorized share capital, employee participation		SFr 1,155
Proceeds from exercise of options		63,266	36,581	SFr 30,959
Minimum
Disclosure of classes of share capital [line items]
Capital range limit		3,672,011
Minimum | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Capital range limit					SFr 5,490,880
Maximum
Disclosure of classes of share capital [line items]
Capital range limit		5,489,726
Maximum | Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Capital range limit					SFr 3,673,165
Common shares
Disclosure of classes of share capital [line items]
Equity		SFr 4,036,310
Number of shares outstanding (in shares) | shares		40,363,095
Number of votes per share | vote		1
Conditional share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		11,546
Authorized share capital, employee participation		SFr 362,264	363,419
Number of shares authorized, employee participation (in shares) | shares		3,622,644
Authorized share capital, financing transactions		SFr 226,087
Number of shares authorized, financing transactions (in shares) | shares		2,260,870
Conditional share capital | PSU, RSU and options
Disclosure of classes of share capital [line items]
Proceeds from exercise of options		SFr 1,155
Share capital
Disclosure of classes of share capital [line items]
Equity		SFr 4,037,464	4,036,000	3,635,000		SFr 3,604,000
Number of shares outstanding (in shares) | shares		40,374,641
Treasury share reserve
Disclosure of classes of share capital [line items]
Equity		SFr (1,129,000)	SFr (981,000)	SFr (981,000)		SFr (981,000)
Number of shares outstanding (in shares) | shares		2,962,973	3,500,000	3,500,000
Increase (decrease) in number of shares outstanding | shares	3,500,000